Share Capital - Narrative (Details) $ / shares in Units, $ in Millions						2 Months Ended	12 Months Ended
	Mar. 04, 2026 $ / shares	Mar. 05, 2025 $ / shares	Oct. 07, 2024 $ / shares	Jun. 10, 2024	Feb. 28, 2024 $ / shares	Mar. 03, 2026 CAD ($) $ / shares shares	Mar. 12, 2026	Dec. 31, 2025 CAD ($) $ / shares shares	Mar. 10, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend increase percentage	6.00%	4.00%	7.00%		5.00%
Dividend declared (in CAD per share) | $ / shares	$ 0.625	$ 0.5875	$ 0.5625		$ 0.525
Normal course issuer bid, percent of issued and outstanding shares	10.00%								10.00%
Share repurchase term							12 months
Shares repurchased and retired (in shares) | shares						3,300,000		33,480,000
Weighted average price per share of shares repurchased and retired (in CAD per share) | $ / shares						$ 51.12		$ 43.28
Purchase of common shares under normal course issuer bid | $						$ 169		$ 1,467
Stock split conversion ratio				2
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term (in years)								5 years
Shares that may be reserved for issuance as a percentage of common shares outstanding								7.00%
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of common shares under normal course issuer bid | $								$ 1,287
Bottom of range | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term								5 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized to be repurchased through Normal Course Issuer Bid (in shares) | shares									178,738,237
Top of range | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term								6 years